Quarterly Holdings Report
for

Fidelity® Series International Index Fund

July 31, 2019

IIF-QTLY-0919
1.9891252.100

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 6.8%
AGL Energy Ltd.	3,671	$52,610
Alumina Ltd.	13,739	21,781
AMP Ltd.	16,498	20,068
APA Group unit	6,575	49,523
Aristocrat Leisure Ltd.	3,198	66,547
ASX Ltd.	1,074	64,967
Aurizon Holdings Ltd.	11,011	43,226
Australia & New Zealand Banking Group Ltd.	15,796	300,198
Bank of Queensland Ltd.	2,075	13,217
Bendigo & Adelaide Bank Ltd.	2,733	21,394
BHP Billiton Ltd.	16,274	448,034
BlueScope Steel Ltd.	2,997	26,452
Boral Ltd.	6,037	21,157
Brambles Ltd.	8,851	79,172
Caltex Australia Ltd.	1,287	23,672
Challenger Ltd.	2,734	13,171
Cimic Group Ltd.	483	12,056
Coca-Cola Amatil Ltd.	2,848	20,613
Cochlear Ltd.	320	48,080
Coles Group Ltd. (a)	6,306	61,226
Commonwealth Bank of Australia	9,780	548,869
Computershare Ltd.	2,730	29,408
Crown Ltd.	2,130	17,222
CSL Ltd.	2,506	391,042
DEXUS Property Group unit	6,063	54,227
Dominos Pizza Enterprises Ltd.	316	8,318
Flight Centre Travel Group Ltd.	290	9,120
Fortescue Metals Group Ltd.	7,677	43,223
Goodman Group unit	9,058	91,608
Harvey Norman Holdings Ltd.	2,802	8,391
Incitec Pivot Ltd.	8,125	19,291
Insurance Australia Group Ltd.	12,849	75,677
Lendlease Group unit	3,145	31,172
Macquarie Group Ltd.	1,792	156,834
Medibank Private Ltd.	15,329	37,789
Mirvac Group unit	20,407	44,840
National Australia Bank Ltd.	15,350	298,953
Newcrest Mining Ltd.	4,253	102,647
Orica Ltd.	2,118	31,554
Origin Energy Ltd.	9,890	53,516
QBE Insurance Group Ltd.	7,391	62,989
Ramsay Health Care Ltd.	785	39,004
realestate.com.au Ltd.	271	18,177
Rio Tinto Ltd.	2,050	137,201
Santos Ltd.	9,914	48,848
Scentre Group unit	29,556	80,514
SEEK Ltd.	1,864	26,537
Sonic Healthcare Ltd.	2,491	47,675
South32 Ltd.	28,033	59,648
SP AusNet	9,887	11,979
Stockland Corp. Ltd. unit	13,382	41,774
Suncorp Group Ltd.	7,225	66,591
Sydney Airport unit	6,191	35,337
Tabcorp Holdings Ltd.	11,487	35,239
Telstra Corp. Ltd.	23,000	62,360
The GPT Group unit	10,779	45,754
TPG Telecom Ltd.	1,915	9,113
Transurban Group unit	14,815	157,017
Treasury Wine Estates Ltd.	4,016	48,288
Vicinity Centres unit	18,254	32,514
Washington H. Soul Pattinson & Co. Ltd.	620	9,598
Wesfarmers Ltd.	6,292	168,500
Westpac Banking Corp.	19,654	385,610
Woodside Petroleum Ltd.	5,209	122,833
Woolworths Group Ltd.	6,979	170,150
WorleyParsons Ltd.	1,613	17,675

TOTAL AUSTRALIA		5,401,790

Austria - 0.2%
Andritz AG	363	13,004
Erste Group Bank AG	1,679	60,295
OMV AG	829	41,581
Raiffeisen International Bank-Holding AG	741	17,406
Verbund AG	384	21,509
Voestalpine AG	580	15,435

TOTAL AUSTRIA		169,230

Bailiwick of Jersey - 0.7%
Experian PLC	5,070	154,141
Ferguson PLC	1,304	97,748
Glencore Xstrata PLC	62,014	198,868
WPP PLC	7,112	83,775

TOTAL BAILIWICK OF JERSEY		534,532

Belgium - 1.0%
Ageas	1,015	54,686
Anheuser-Busch InBev SA NV	4,215	423,762
Colruyt NV	294	15,352
Groupe Bruxelles Lambert SA	453	42,866
KBC Groep NV	1,388	89,548
Proximus	855	24,429
Solvay SA Class A	418	42,969
Telenet Group Holding NV	248	12,217
UCB SA	702	54,880
Umicore SA	1,104	34,559

TOTAL BELGIUM		795,268

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	3,500	27,136
Dairy Farm International Holdings Ltd.	1,736	12,999
Hongkong Land Holdings Ltd.	6,400	39,030
Jardine Matheson Holdings Ltd.	1,197	72,653
Jardine Strategic Holdings Ltd.	1,193	40,898
Kerry Properties Ltd.	3,500	13,143
NWS Holdings Ltd.	8,000	14,854
Shangri-La Asia Ltd.	6,000	7,300
Yue Yuen Industrial (Holdings) Ltd.	3,500	9,807

TOTAL BERMUDA		237,820

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	1,500	17,543
BeiGene Ltd. ADR (a)	201	27,605
Cheung Kong Property Holdings Ltd.	14,500	109,027
CK Hutchison Holdings Ltd.	15,000	140,175
Melco Crown Entertainment Ltd. sponsored ADR	1,060	23,818
MGM China Holdings Ltd.	5,200	8,497
Sands China Ltd.	13,600	65,278
WH Group Ltd. (b)	53,000	51,589
Wharf Real Estate Investment Co. Ltd.	7,000	44,158
Wynn Macau Ltd.	8,000	17,951

TOTAL CAYMAN ISLANDS		505,641

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	21	22,492
Series B	37	41,545
Carlsberg A/S Series B	595	81,288
Christian Hansen Holding A/S	588	51,462
Coloplast A/S Series B	659	77,000
Danske Bank A/S	3,755	55,803
DSV de Sammensluttede Vognmaend A/S	989	94,563
Genmab A/S (a)	358	66,304
H Lundbeck A/S	349	13,524
ISS Holdings A/S	814	22,848
Novo Nordisk A/S Series B	9,522	457,240
Novozymes A/S Series B	1,221	56,708
ORSTED A/S (b)	1,055	96,370
Pandora A/S	536	20,643
Tryg A/S	690	21,091
Vestas Wind Systems A/S	1,087	89,399
William Demant Holding A/S (a)	587	17,347

TOTAL DENMARK		1,285,627

Finland - 1.1%
Elisa Corp. (A Shares)	796	37,432
Fortum Corp.	2,477	57,034
Kone Oyj (B Shares)	1,874	107,045
Metso Corp.	530	20,482
Neste Oyj	2,345	77,851
Nokia Corp.	31,239	168,741
Nokian Tyres PLC	644	18,514
Nordea Bank ABP (Stockholm Stock Exchange)	16,826	107,979
Orion Oyj (B Shares)	523	17,954
Sampo Oyj (A Shares)	2,461	102,625
Stora Enso Oyj (R Shares)	3,271	37,785
UPM-Kymmene Corp.	2,967	80,305
Wartsila Corp.	2,504	31,558

TOTAL FINLAND		865,305

France - 9.7%
Accor SA	1,049	46,798
Aeroports de Paris	166	28,612
Air Liquide SA	2,368	327,672
Alstom SA	862	37,253
Amundi SA (b)	343	23,693
Arkema SA	390	35,272
Atos Origin SA	535	43,269
AXA SA	10,666	268,658
BIC SA	132	9,191
bioMerieux SA	206	17,457
BNP Paribas SA	6,226	291,377
Bollore SA	4,918	21,189
Bouygues SA	1,247	44,698
Bureau Veritas SA	1,618	40,462
Capgemini SA	882	112,527
Carrefour SA	3,380	65,124
Casino Guichard Perrachon SA	285	10,538
CNP Assurances	971	20,101
Compagnie de St. Gobain	2,745	105,611
Covivio	266	27,194
Credit Agricole SA	6,380	75,947
Danone SA	3,379	293,071
Dassault Aviation SA	13	17,845
Dassault Systemes SA	723	110,450
Edenred SA	1,356	68,210
EDF SA	3,380	41,963
Eiffage SA	441	43,624
ENGIE	10,103	155,682
Essilor International SA	1,559	211,671
Eurazeo SA	222	14,905
Eutelsat Communications	870	16,681
Faurecia SA	379	18,041
Gecina SA	257	39,432
Groupe Eurotunnel SA	2,452	35,422
Hermes International SCA	175	123,325
ICADE	161	13,991
Iliad SA	133	13,810
Imerys SA	189	7,917
Ingenico SA	338	32,178
Ipsen SA	210	24,107
JCDecaux SA	400	11,566
Kering SA	420	218,289
Klepierre SA	1,149	35,411
L'Oreal SA	1,386	371,301
Legrand SA	1,478	104,484
LVMH Moet Hennessy Louis Vuitton SE	1,535	634,046
Michelin CGDE Series B	947	105,305
Natixis SA	5,306	21,392
Orange SA	11,030	163,492
Pernod Ricard SA	1,171	206,176
Peugeot Citroen SA	3,263	77,155
Publicis Groupe SA	1,233	60,843
Remy Cointreau SA	115	17,046
Renault SA	1,068	59,752
Safran SA	1,812	260,464
Sanofi SA	6,202	516,824
Sartorius Stedim Biotech	153	24,508
Schneider Electric SA	3,039	262,193
SCOR SE	909	37,433
SEB SA	130	20,867
Societe Generale Series A	4,593	112,504
Sodexo SA	494	56,682
SR Teleperformance SA	320	67,164
Suez Environnement SA	1,783	26,212
Thales SA	592	66,878
Total SA	13,138	680,945
Ubisoft Entertainment SA (a)	466	38,331
Valeo SA	1,355	42,600
Veolia Environnement SA	2,999	75,860
VINCI SA	2,809	288,944
Vivendi SA	5,073	141,406
Wendel SA	162	22,417
Worldline SA (a)(b)	457	32,782

TOTAL FRANCE		7,796,240

Germany - 7.6%
adidas AG	998	319,891
Allianz SE	2,336	541,973
Axel Springer Verlag AG	274	18,942
BASF AG	5,085	337,564
Bayer AG	5,167	334,661
Bayerische Motoren Werke AG (BMW)	1,833	135,607
Beiersdorf AG	555	64,510
Brenntag AG	877	43,096
Carl Zeiss Meditec AG	206	22,679
Commerzbank AG	5,612	38,288
Continental AG	616	84,456
Covestro AG (b)	977	44,462
Daimler AG (Germany)	5,041	261,692
Delivery Hero AG (a)(b)	631	30,441
Deutsche Bank AG	10,941	85,266
Deutsche Borse AG	1,050	145,764
Deutsche Lufthansa AG	1,346	21,419
Deutsche Post AG	5,479	178,986
Deutsche Telekom AG	18,385	301,166
Deutsche Wohnen AG (Bearer)	1,973	72,556
Drillisch AG	274	8,281
E.ON AG	12,189	121,388
Evonik Industries AG	1,053	30,261
Fraport AG Frankfurt Airport Services Worldwide	213	17,854
Fresenius Medical Care AG & Co. KGaA	1,196	82,836
Fresenius SE & Co. KGaA	2,311	116,504
GEA Group AG	786	19,708
Hannover Reuck SE	332	52,078
HeidelbergCement Finance AG	831	60,365
Henkel AG & Co. KGaA	555	52,253
Hochtief AG	124	14,111
Hugo Boss AG	368	23,286
Infineon Technologies AG	6,916	128,099
innogy SE (b)	763	36,750
KION Group AG	335	18,027
Knorr-Bremse AG	269	27,307
Lanxess AG	498	29,847
Merck KGaA	719	73,576
Metro Wholesale & Food Specialist AG	905	14,026
MTU Aero Engines Holdings AG	290	72,713
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	825	198,911
Puma AG	470	32,908
RWE AG	3,048	82,531
SAP SE	5,434	664,231
Siemens AG	4,233	460,691
Siemens Healthineers AG (b)	824	34,494
Symrise AG	712	65,924
Telefonica Deutschland Holding AG	4,458	11,257
Thyssenkrupp AG	2,272	29,402
TUI AG (GB)	2,201	21,884
Uniper SE	1,128	34,901
United Internet AG	701	21,007
Volkswagen AG	160	27,400
Vonovia SE	2,719	133,220
Wirecard AG	650	109,084
Zalando SE (a)(b)	703	32,436

TOTAL GERMANY		6,042,970

Hong Kong - 2.7%
AIA Group Ltd.	66,800	683,749
Bank of East Asia Ltd.	7,241	20,881
BOC Hong Kong (Holdings) Ltd.	20,500	78,113
CLP Holdings Ltd.	9,000	97,854
Galaxy Entertainment Group Ltd.	12,000	81,688
Hang Lung Properties Ltd.	12,000	28,249
Hang Seng Bank Ltd.	4,200	99,825
Henderson Land Development Co. Ltd.	7,700	39,826
Hong Kong & China Gas Co. Ltd.	56,700	125,199
Hong Kong Exchanges and Clearing Ltd.	6,611	222,172
Hysan Development Co. Ltd.	4,000	19,056
Link (REIT)	11,500	133,759
MTR Corp. Ltd.	8,665	56,864
New World Development Co. Ltd.	34,000	47,872
PCCW Ltd.	21,000	11,976
Power Assets Holdings Ltd.	7,500	53,605
Sino Land Ltd.	16,083	26,044
SJM Holdings Ltd.	10,000	10,856
Sun Hung Kai Properties Ltd.	9,000	145,038
Swire Pacific Ltd. (A Shares)	3,000	34,194
Swire Properties Ltd.	6,600	23,832
Techtronic Industries Co. Ltd.	7,500	55,775
Vitasoy International Holdings Ltd.	6,000	28,246
Wharf Holdings Ltd.	7,000	17,020
Wheelock and Co. Ltd.	5,000	31,464

TOTAL HONG KONG		2,173,157

Ireland - 0.6%
AIB Group PLC	4,025	13,813
Bank Ireland Group PLC	5,433	24,057
CRH PLC	4,484	149,229
DCC PLC (United Kingdom)	562	47,582
James Hardie Industries PLC CDI	2,501	33,826
Kerry Group PLC Class A	870	101,510
Kingspan Group PLC (Ireland)	849	41,635
Paddy Power Betfair PLC (Ireland)	443	35,103
Smurfit Kappa Group PLC	1,259	39,749

TOTAL IRELAND		486,504

Isle of Man - 0.1%
Gaming VC Holdings SA	2,969	21,360
Genting Singapore Ltd.	34,600	23,025

TOTAL ISLE OF MAN		44,385

Israel - 0.6%
Azrieli Group	213	14,995
Bank Hapoalim BM (Reg.) (a)	6,341	48,197
Bank Leumi le-Israel BM	8,314	60,778
Check Point Software Technologies Ltd. (a)	699	78,253
CyberArk Software Ltd. (a)	209	29,026
Elbit Systems Ltd. (Israel)	119	19,141
Israel Chemicals Ltd.	3,559	19,298
Israel Discount Bank Ltd. (Class A)	9,337	40,577
Mizrahi Tefahot Bank Ltd. (a)	706	16,989
NICE Systems Ltd. (a)	345	52,947
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	6,080	48,214
Wix.com Ltd. (a)	257	38,170

TOTAL ISRAEL		466,585

Italy - 1.8%
Assicurazioni Generali SpA	5,891	109,819
Atlantia SpA	2,738	70,500
Davide Campari-Milano SpA	3,212	29,939
Enel SpA	44,768	306,241
Eni SpA	14,044	219,386
FinecoBank SpA	3,370	33,545
Intesa Sanpaolo SpA	82,498	178,931
Leonardo SpA	2,263	27,657
Mediobanca SpA	3,473	34,809
Moncler SpA	1,002	41,229
Pirelli & C. SpA (b)	2,014	11,914
Poste Italiane SpA (b)	2,895	30,958
Prysmian SpA	1,354	27,984
Recordati SpA	584	26,202
Snam Rete Gas SpA	11,472	56,373
Telecom Italia SpA (a)	48,875	27,479
Terna SpA	7,762	47,293
UniCredit SpA	11,137	131,374

TOTAL ITALY		1,411,633

Japan - 22.8%
ABC-MART, Inc.	200	12,685
ACOM Co. Ltd.	2,100	7,451
Advantest Corp.	1,100	42,360
AEON Co. Ltd.	3,700	64,026
AEON Financial Service Co. Ltd.	600	9,729
AEON MALL Co. Ltd.	500	7,708
Agc, Inc.	1,000	30,630
Air Water, Inc.	800	13,141
Aisin Seiki Co. Ltd.	900	29,327
Ajinomoto Co., Inc.	2,400	43,004
Alfresa Holdings Corp.	1,100	26,704
All Nippon Airways Ltd.	600	20,139
Alps Electric Co. Ltd.	1,100	20,025
Amada Holdings Co. Ltd.	2,000	21,989
Aozora Bank Ltd.	600	13,751
Asahi Group Holdings	2,000	86,630
ASAHI INTECC Co. Ltd.	1,000	26,381
Asahi Kasei Corp.	7,000	71,210
Astellas Pharma, Inc.	10,400	147,388
Bandai Namco Holdings, Inc.	1,100	59,656
Bank of Kyoto Ltd.	300	11,678
Benesse Holdings, Inc.	400	9,409
Bridgestone Corp.	3,100	116,376
Brother Industries Ltd.	1,300	23,242
Calbee, Inc.	400	11,361
Canon, Inc.	5,500	149,167
Casio Computer Co. Ltd.	1,000	11,408
Central Japan Railway Co.	800	160,810
Chiba Bank Ltd.	2,900	14,343
Chubu Electric Power Co., Inc.	3,600	50,819
Chugai Pharmaceutical Co. Ltd.	1,200	85,856
Chugoku Electric Power Co., Inc.	1,400	17,489
Coca-Cola West Co. Ltd.	700	17,328
Concordia Financial Group Ltd.	5,500	19,367
Credit Saison Co. Ltd.	800	9,726
CyberAgent, Inc.	600	24,075
Dai Nippon Printing Co. Ltd.	1,400	29,364
Dai-ichi Mutual Life Insurance Co.	6,000	88,206
Daicel Chemical Industries Ltd.	1,300	11,065
Daifuku Co. Ltd.	600	33,146
Daiichi Sankyo Kabushiki Kaisha	3,100	188,378
Daikin Industries Ltd.	1,400	173,764
Dainippon Sumitomo Pharma Co. Ltd.	800	14,692
Daito Trust Construction Co. Ltd.	400	51,751
Daiwa House Industry Co. Ltd.	3,100	88,138
Daiwa House REIT Investment Corp.	11	26,946
Daiwa Securities Group, Inc.	8,600	37,079
DENSO Corp.	2,400	101,869
Dentsu, Inc.	1,200	39,667
Disco Corp.	200	37,191
East Japan Railway Co.	1,700	155,848
Eisai Co. Ltd.	1,400	75,667
Electric Power Development Co. Ltd.	900	20,244
FamilyMart Co. Ltd.	1,400	29,890
Fanuc Corp.	1,100	195,499
Fast Retailing Co. Ltd.	300	179,947
Fuji Electric Co. Ltd.	700	21,385
Fujifilm Holdings Corp.	2,000	94,797
Fujitsu Ltd.	1,100	85,842
Fukuoka Financial Group, Inc.	900	16,481
GMO Payment Gateway, Inc.	200	14,652
Hakuhodo DY Holdings, Inc.	1,200	18,950
Hamamatsu Photonics K.K.	800	29,892
Hankyu Hanshin Holdings, Inc.	1,300	45,827
Hikari Tsushin, Inc.	100	22,162
Hino Motors Ltd.	1,400	11,231
Hirose Electric Co. Ltd.	200	21,087
Hisamitsu Pharmaceutical Co., Inc.	300	12,147
Hitachi Chemical Co. Ltd.	600	16,535
Hitachi Construction Machinery Co. Ltd.	600	14,071
Hitachi High-Technologies Corp.	400	20,406
Hitachi Ltd.	5,400	191,456
Hitachi Metals Ltd.	1,100	11,668
Honda Motor Co. Ltd.	9,000	223,925
Hoshizaki Corp.	300	21,289
Hoya Corp.	2,100	162,244
Hulic Co. Ltd.	1,400	12,071
Idemitsu Kosan Co. Ltd.	1,082	29,817
IHI Corp.	800	19,063
Iida Group Holdings Co. Ltd.	700	11,543
INPEX Corp.	5,700	49,991
Isetan Mitsukoshi Holdings Ltd.	1,700	13,515
Isuzu Motors Ltd.	3,100	34,303
Itochu Corp.	7,400	140,901
ITOCHU Techno-Solutions Corp.	500	12,919
J. Front Retailing Co. Ltd.	1,200	14,088
Japan Airlines Co. Ltd.	600	18,901
Japan Airport Terminal Co. Ltd.	300	12,492
Japan Exchange Group, Inc.	2,900	42,731
Japan Post Bank Co. Ltd.	2,200	21,395
Japan Post Holdings Co. Ltd.	8,700	85,282
Japan Prime Realty Investment Corp.	4	17,704
Japan Real Estate Investment Corp.	7	43,818
Japan Retail Fund Investment Corp.	15	30,168
Japan Tobacco, Inc.	6,600	145,423
JFE Holdings, Inc.	2,800	37,019
JGC Corp.	1,100	14,321
JSR Corp.	1,000	16,628
JTEKT Corp.	1,000	11,857
JX Holdings, Inc.	17,900	84,234
Kajima Corp.	2,500	32,152
Kakaku.com, Inc.	700	14,645
Kamigumi Co. Ltd.	600	13,843
Kaneka Corp.	300	11,210
Kansai Electric Power Co., Inc.	3,900	48,163
Kansai Paint Co. Ltd.	900	17,836
Kao Corp.	2,700	197,048
Kawasaki Heavy Industries Ltd.	900	19,582
KDDI Corp.	9,800	255,697
Keihan Electric Railway Co., Ltd.	500	20,360
Keihin Electric Express Railway Co. Ltd.	1,300	21,940
Keio Corp.	600	37,127
Keisei Electric Railway Co.	700	25,730
Keyence Corp.	500	290,146
Kikkoman Corp.	800	36,370
Kintetsu Group Holdings Co. Ltd.	1,000	47,615
Kirin Holdings Co. Ltd.	4,600	99,766
Kobayashi Pharmaceutical Co. Ltd.	300	21,509
Kobe Steel Ltd.	1,500	9,624
Koito Manufacturing Co. Ltd.	600	30,279
Komatsu Ltd.	5,100	114,038
Konami Holdings Corp.	500	21,215
Konica Minolta, Inc.	2,600	21,547
Kose Corp.	200	34,213
Kubota Corp.	5,800	89,468
Kuraray Co. Ltd.	1,800	21,288
Kurita Water Industries Ltd.	500	12,722
Kyocera Corp.	1,800	109,705
Kyowa Hakko Kirin Co., Ltd.	1,400	23,073
Kyushu Electric Power Co., Inc.	2,200	21,901
Kyushu Railway Co.	900	25,728
Lawson, Inc.	300	15,029
LINE Corp. (a)	300	9,538
Lion Corp.	1,300	25,656
LIXIL Group Corp.	1,400	24,322
M3, Inc.	2,300	46,850
Makita Corp.	1,300	42,959
Marubeni Corp.	8,800	57,047
Marui Group Co. Ltd.	1,000	21,605
Maruichi Steel Tube Ltd.	300	7,925
Mazda Motor Corp.	3,200	30,959
McDonald's Holdings Co. (Japan) Ltd.	400	17,998
Mebuki Financial Group, Inc.	4,400	10,880
Medipal Holdings Corp.	1,000	21,362
Meiji Holdings Co. Ltd.	600	41,667
Mercari, Inc. (a)	400	10,777
Minebea Mitsumi, Inc.	1,900	32,428
Misumi Group, Inc.	1,600	36,386
Mitsubishi Chemical Holdings Corp.	7,200	51,116
Mitsubishi Corp.	7,500	201,392
Mitsubishi Electric Corp.	10,100	131,913
Mitsubishi Estate Co. Ltd.	6,600	121,486
Mitsubishi Gas Chemical Co., Inc.	800	10,722
Mitsubishi Heavy Industries Ltd.	1,800	74,252
Mitsubishi Materials Corp.	600	16,503
Mitsubishi Motors Corp. of Japan	3,800	16,722
Mitsubishi Tanabe Pharma Corp.	1,200	13,645
Mitsubishi UFJ Financial Group, Inc.	68,000	335,852
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,100	11,215
Mitsui & Co. Ltd.	9,200	149,563
Mitsui Chemicals, Inc.	1,100	25,154
Mitsui Fudosan Co. Ltd.	4,900	110,614
Mitsui OSK Lines Ltd.	600	14,716
Mizuho Financial Group, Inc.	133,400	189,337
MonotaRO Co. Ltd.	700	15,417
MS&AD Insurance Group Holdings, Inc.	2,600	85,224
Murata Manufacturing Co. Ltd.	3,200	146,532
Nabtesco Corp.	600	16,331
Nagoya Railroad Co. Ltd.	1,000	27,622
NEC Corp.	1,400	57,231
New Hampshire Foods Ltd.	500	18,544
Nexon Co. Ltd. (a)	2,700	42,986
NGK Insulators Ltd.	1,600	23,796
NGK Spark Plug Co. Ltd.	800	15,340
Nidec Corp.	1,200	162,313
Nikon Corp.	1,800	24,303
Nintendo Co. Ltd.	600	220,736
Nippon Building Fund, Inc.	8	56,182
Nippon Electric Glass Co. Ltd.	400	8,945
Nippon Express Co. Ltd.	400	22,544
Nippon Paint Holdings Co. Ltd.	800	34,966
Nippon Prologis REIT, Inc.	9	21,650
Nippon Steel & Sumitomo Metal Corp.	4,500	70,502
Nippon Telegraph & Telephone Corp.	3,600	162,472
Nippon Yusen KK	800	13,328
Nissan Chemical Corp.	700	30,612
Nissan Motor Co. Ltd.	12,900	83,849
Nisshin Seifun Group, Inc.	1,000	18,898
Nissin Food Holdings Co. Ltd.	400	24,966
Nitori Holdings Co. Ltd.	400	54,159
Nitto Denko Corp.	900	44,325
NKSJ Holdings, Inc.	1,900	78,685
Nomura Holdings, Inc.	18,700	60,106
Nomura Real Estate Holdings, Inc.	700	14,265
Nomura Real Estate Master Fund, Inc.	22	34,965
Nomura Research Institute Ltd.	1,800	32,082
NSK Ltd.	1,900	16,065
NTT Data Corp.	3,500	45,956
NTT DOCOMO, Inc.	7,400	177,433
Obayashi Corp.	3,700	35,043
OBIC Co. Ltd.	400	42,908
Odakyu Electric Railway Co. Ltd.	1,600	35,722
Oji Holdings Corp.	4,900	25,339
Olympus Corp.	6,500	70,869
OMRON Corp.	1,100	52,334
Ono Pharmaceutical Co. Ltd.	2,200	40,101
Oracle Corp. Japan	200	16,693
Oriental Land Co. Ltd.	1,100	146,006
ORIX Corp.	7,300	104,779
Osaka Gas Co. Ltd.	2,100	38,578
Otsuka Corp.	600	23,853
Otsuka Holdings Co. Ltd.	2,200	80,905
Pan Pacific International Hold	600	38,386
Panasonic Corp.	12,400	104,559
Park24 Co. Ltd.	600	13,121
PeptiDream, Inc. (a)	500	28,082
Persol Holdings Co., Ltd.	1,000	24,423
Pigeon Corp.	600	22,171
Pola Orbis Holdings, Inc.	500	12,607
Rakuten, Inc.	4,800	48,956
Recruit Holdings Co. Ltd.	6,600	223,492
Renesas Electronics Corp. (a)	3,800	22,669
Resona Holdings, Inc.	11,700	47,697
Ricoh Co. Ltd.	3,800	34,806
Rinnai Corp.	200	13,549
ROHM Co. Ltd.	500	35,251
Ryohin Keikaku Co. Ltd.	100	17,860
Sankyo Co. Ltd. (Gunma)	300	10,369
Santen Pharmaceutical Co. Ltd.	2,100	33,993
SBI Holdings, Inc. Japan	1,300	29,802
Secom Co. Ltd.	1,200	94,045
Sega Sammy Holdings, Inc.	900	11,615
Seibu Holdings, Inc.	1,200	18,961
Seiko Epson Corp.	1,600	23,545
Sekisui Chemical Co. Ltd.	2,200	32,781
Sekisui House Ltd.	3,600	60,528
Seven & i Holdings Co. Ltd.	4,200	143,337
Seven Bank Ltd.	3,100	8,406
SG Holdings Co. Ltd.	800	21,230
Sharp Corp.	1,100	13,943
Shimadzu Corp.	1,200	29,098
Shimamura Co. Ltd.	100	7,096
SHIMANO, Inc.	400	56,733
SHIMIZU Corp.	3,300	26,556
Shin-Etsu Chemical Co. Ltd.	2,000	203,632
Shinsei Bank Ltd.	800	12,084
Shionogi & Co. Ltd.	1,500	83,048
Shiseido Co. Ltd.	2,200	161,886
Shizuoka Bank Ltd.	2,400	16,594
Showa Denko K.K.	700	18,779
SMC Corp.	300	109,918
SoftBank Corp.	9,300	125,579
SoftBank Corp.	9,200	469,735
Sohgo Security Services Co., Ltd.	400	19,487
Sony Corp.	7,000	398,117
Sony Financial Holdings, Inc.	800	19,382
Stanley Electric Co. Ltd.	700	17,424
Subaru Corp.	3,400	79,241
Sumco Corp.	1,300	17,038
Sumitomo Chemical Co. Ltd.	8,500	38,762
Sumitomo Corp.	6,600	97,935
Sumitomo Electric Industries Ltd.	4,300	53,204
Sumitomo Heavy Industries Ltd.	600	19,343
Sumitomo Metal Mining Co. Ltd.	1,300	36,925
Sumitomo Mitsui Financial Group, Inc.	7,300	255,280
Sumitomo Mitsui Trust Holdings, Inc.	1,800	61,521
Sumitomo Realty & Development Co. Ltd.	1,900	69,135
Sumitomo Rubber Industries Ltd.	900	9,869
Sundrug Co. Ltd.	400	11,122
Suntory Beverage & Food Ltd.	800	31,878
Suzuken Co. Ltd.	400	22,171
Suzuki Motor Corp.	2,000	78,217
Sysmex Corp.	900	65,719
T&D Holdings, Inc.	3,200	35,936
Taiheiyo Cement Corp.	700	19,660
Taisei Corp.	1,100	37,951
Taisho Pharmaceutical Holdings Co. Ltd.	200	15,314
Taiyo Nippon Sanso Corp.	700	14,420
Takeda Pharmaceutical Co. Ltd.	8,241	283,622
TDK Corp.	700	53,744
Teijin Ltd.	900	15,571
Terumo Corp.	3,600	104,779
THK Co. Ltd.	600	15,299
Tobu Railway Co. Ltd.	1,000	28,431
Toho Co. Ltd.	600	23,296
Toho Gas Co. Ltd.	400	15,277
Tohoku Electric Power Co., Inc.	2,200	22,063
Tokio Marine Holdings, Inc.	3,600	191,092
Tokyo Century Corp.	200	8,319
Tokyo Electric Power Co., Inc. (a)	8,500	40,888
Tokyo Electron Ltd.	900	152,435
Tokyo Gas Co. Ltd.	2,200	54,916
Tokyu Corp.	2,800	49,030
Tokyu Fudosan Holdings Corp.	3,100	17,934
Toppan Printing Co. Ltd.	1,400	22,755
Toray Industries, Inc.	7,700	52,972
Toshiba Corp.	3,100	99,306
Tosoh Corp.	1,300	18,221
Toto Ltd.	800	32,033
Toyo Seikan Group Holdings Ltd.	700	12,220
Toyo Suisan Kaisha Ltd.	500	20,199
Toyoda Gosei Co. Ltd.	300	5,543
Toyota Industries Corp.	800	41,695
Toyota Motor Corp.	12,600	814,127
Toyota Tsusho Corp.	1,200	34,735
Trend Micro, Inc.	700	30,521
Tsuruha Holdings, Inc.	200	20,461
Unicharm Corp.	2,200	62,649
United Urban Investment Corp.	15	25,384
USS Co. Ltd.	1,300	25,895
Welcia Holdings Co. Ltd.	300	14,009
West Japan Railway Co.	900	73,671
Yahoo! Japan Corp.	15,800	46,277
Yakult Honsha Co. Ltd.	700	39,700
Yamada Denki Co. Ltd.	3,200	14,148
Yamaha Corp.	800	37,714
Yamaha Motor Co. Ltd.	1,600	28,056
Yamato Holdings Co. Ltd.	1,700	33,375
Yamazaki Baking Co. Ltd.	600	9,166
Yaskawa Electric Corp.	1,400	46,329
Yokogawa Electric Corp.	1,200	21,476
Yokohama Rubber Co. Ltd.	600	11,039
Zozo, Inc.	1,100	20,859

TOTAL JAPAN		18,217,764

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	3,717	59,737
Aroundtown SA	5,033	40,293
Eurofins Scientific SA	64	27,347
Millicom International Cellular SA (depository receipt)	373	19,180
RTL Group SA	209	10,310
SES SA (France) (depositary receipt)	2,050	33,949
Tenaris SA	2,680	33,578

TOTAL LUXEMBOURG		224,394

Mauritius - 0.0%
Golden Agri-Resources Ltd.	31,900	6,814
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	13,000	13,179
HKT Trust/HKT Ltd. unit	21,000	33,546

TOTAL MULTI-NATIONAL		46,725

Netherlands - 4.6%
ABN AMRO Group NV GDR (b)	2,365	47,341
Adyen BV (a)(b)	57	43,349
AEGON NV	10,103	49,787
AerCap Holdings NV (a)	746	40,679
Airbus Group NV	3,219	455,041
Akzo Nobel NV	1,263	119,471
ASML Holding NV (Netherlands)	2,355	524,751
CNH Industrial NV	5,701	57,897
EXOR NV	604	42,097
Ferrari NV	674	108,672
Fiat Chrysler Automobiles NV (Italy)	6,015	80,143
Heineken Holding NV	635	64,460
Heineken NV (Bearer)	1,432	153,957
ING Groep NV (Certificaten Van Aandelen)	21,581	239,457
Koninklijke Ahold Delhaize NV	6,584	149,542
Koninklijke DSM NV	1,004	124,384
Koninklijke KPN NV	19,938	56,852
Koninklijke Philips Electronics NV	5,126	240,464
NN Group NV	1,728	65,096
NXP Semiconductors NV	1,640	169,560
QIAGEN NV (Germany) (a)	1,284	49,009
Randstad NV	671	33,827
STMicroelectronics NV (France)	3,808	69,789
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	771	103,273
Unilever NV	8,032	465,564
Vopak NV	354	17,478
Wolters Kluwer NV	1,542	111,911

TOTAL NETHERLANDS		3,683,851

New Zealand - 0.2%
Auckland International Airport Ltd.	5,345	32,562
Fisher & Paykel Healthcare Corp.	3,193	34,417
Fletcher Building Ltd.	4,275	13,895
Meridian Energy Ltd.	7,236	22,272
Ryman Healthcare Group Ltd.	1,992	16,796
Spark New Zealand Ltd.	10,379	27,055
The a2 Milk Co. Ltd. (a)	4,053	47,623

TOTAL NEW ZEALAND		194,620

Norway - 0.6%
Aker Bp ASA	538	15,308
DNB ASA	5,330	95,535
Equinor ASA	5,574	100,003
Gjensidige Forsikring ASA	1,102	21,457
Marine Harvest ASA	2,421	58,251
Norsk Hydro ASA	7,566	25,734
Orkla ASA	4,195	35,751
Schibsted ASA (B Shares)	483	12,477
Telenor ASA	4,080	82,965
Yara International ASA	989	46,520

TOTAL NORWAY		494,001

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	7,770	37,625
Portugal - 0.2%
Energias de Portugal SA	14,283	52,509
Galp Energia SGPS SA Class B	2,808	43,715
Jeronimo Martins SGPS SA	1,423	23,007

TOTAL PORTUGAL		119,231

Singapore - 1.2%
Ascendas Real Estate Investment Trust	13,000	28,862
CapitaCommercial Trust (REIT)	15,300	22,853
CapitaLand Ltd.	14,600	38,249
CapitaMall Trust	14,900	28,317
City Developments Ltd.	2,400	16,842
ComfortDelgro Corp. Ltd.	10,900	21,364
DBS Group Holdings Ltd.	10,000	190,668
Jardine Cycle & Carriage Ltd.	500	12,234
Keppel Corp. Ltd.	8,400	38,814
Oversea-Chinese Banking Corp. Ltd.	18,151	151,119
Sembcorp Industries Ltd.	5,600	9,475
Singapore Airlines Ltd.	3,200	22,404
Singapore Airport Terminal Service Ltd.	3,300	11,498
Singapore Exchange Ltd.	4,600	26,392
Singapore Press Holdings Ltd.	7,900	12,632
Singapore Technologies Engineering Ltd.	8,800	26,992
Singapore Telecommunications Ltd.	45,500	109,756
Suntec (REIT)	10,200	14,098
United Overseas Bank Ltd.	7,100	135,275
UOL Group Ltd.	2,500	13,287
Venture Corp. Ltd.	1,400	15,623
Wilmar International Ltd.	9,600	27,750
Yangzijiang Shipbuilding Holdings Ltd.	11,800	12,168

TOTAL SINGAPORE		986,672

Spain - 2.7%
ACS Actividades de Construccion y Servicios SA	1,461	59,034
Aena Sme SA (b)	371	67,395
Amadeus IT Holding SA Class A	2,425	191,564
Banco Bilbao Vizcaya Argentaria SA	37,035	188,571
Banco de Sabadell SA	31,502	27,605
Banco Santander SA (Spain)	89,929	383,842
Bankia SA	6,197	12,297
Bankinter SA	3,832	24,892
CaixaBank SA	19,969	49,492
Cellnex Telecom SA (b)	1,080	40,518
Enagas SA	1,270	27,661
Endesa SA	1,734	42,902
Ferrovial SA	2,731	71,197
Gas Natural SDG SA	1,634	41,422
Grifols SA	1,671	54,199
Iberdrola SA	33,148	314,475
Inditex SA	6,052	181,090
MAPFRE SA (Reg.)	5,533	15,270
Red Electrica Corporacion SA	2,402	45,287
Repsol SA	8,091	128,330
Siemens Gamesa Renewable Energy SA	1,328	18,633
Telefonica SA	25,881	197,307

TOTAL SPAIN		2,182,983

Sweden - 2.3%
Alfa Laval AB	1,752	32,841
ASSA ABLOY AB (B Shares)	5,554	127,393
Atlas Copco AB:
(A Shares)	3,841	118,078
(B Shares)	2,026	55,530
Boliden AB	1,538	35,030
Electrolux AB (B Shares)	1,282	29,750
Epiroc AB:
Class A	3,798	41,710
Class B	2,004	20,867
Essity AB Class B	3,334	99,386
H&M Hennes & Mauritz AB (B Shares)	4,469	77,917
Hexagon AB (B Shares)	1,440	70,053
Husqvarna AB (B Shares)	2,413	21,439
ICA Gruppen AB	457	20,302
Industrivarden AB (C Shares)	837	18,228
Investor AB (B Shares)	2,486	118,520
Kinnevik AB (B Shares)	1,370	34,997
Lundbergfoeretagen AB	407	15,107
Lundin Petroleum AB	1,054	33,340
Sandvik AB	6,276	96,889
Securitas AB (B Shares)	1,755	27,248
Skandinaviska Enskilda Banken AB (A Shares)	8,998	84,809
Skanska AB (B Shares)	1,902	35,584
SKF AB (B Shares)	2,162	35,559
Svenska Handelsbanken AB (A Shares)	8,468	76,194
Swedbank AB (A Shares)	5,015	68,293
Swedish Match Co. AB	973	37,253
Tele2 AB (B Shares)	2,769	39,681
Telefonaktiebolaget LM Ericsson (B Shares)	16,993	148,676
Telia Co. AB	15,411	68,830
Volvo AB (B Shares)	8,243	123,074

TOTAL SWEDEN		1,812,578

Switzerland - 8.9%
ABB Ltd. (Reg.)	10,176	192,094
Adecco SA (Reg.)	879	48,133
Alcon, Inc. (a)	2,398	139,846
Baloise Holdings AG	270	48,839
Barry Callebaut AG	11	21,556
Clariant AG (Reg.)	1,000	18,330
Coca-Cola HBC AG	1,020	35,178
Compagnie Financiere Richemont SA Series A	2,890	247,654
Credit Suisse Group AG	14,189	171,560
Dufry AG	217	19,122
Ems-Chemie Holding AG	45	28,189
Galenica AG	255	37,870
Geberit AG (Reg.)	205	94,714
Givaudan SA	51	135,685
Julius Baer Group Ltd.	1,251	53,459
Kuehne & Nagel International AG	300	44,266
Lafargeholcim Ltd. (Reg.)	2,793	137,467
Lindt & Spruengli AG	1	82,751
Lindt & Spruengli AG (participation certificate)	6	44,221
Lonza Group AG	412	141,386
Nestle SA (Reg. S)	16,889	1,791,715
Novartis AG	11,978	1,098,369
Pargesa Holding SA	191	14,346
Partners Group Holding AG	103	82,251
Roche Holding AG (participation certificate)	3,876	1,037,470
Schindler Holding AG:
(participation certificate)	226	52,310
(Reg.)	111	25,023
SGS SA (Reg.)	29	71,731
Sika AG	704	101,932
Sonova Holding AG Class B	306	70,612
Straumann Holding AG	57	46,595
Swatch Group AG (Bearer)	161	46,913
Swatch Group AG (Bearer) (Reg.)	334	18,269
Swiss Life Holding AG	188	91,018
Swiss Prime Site AG	415	36,532
Swiss Re Ltd.	1,682	163,304
Swisscom AG	141	68,405
Temenos Group AG	355	62,858
UBS Group AG	21,328	237,931
Zurich Insurance Group Ltd.	828	288,474

TOTAL SWITZERLAND		7,148,378

United Kingdom - 15.0%
3i Group PLC	5,490	74,275
Admiral Group PLC	1,017	26,801
Anglo American PLC (United Kingdom)	5,875	145,678
Antofagasta PLC	1,979	22,603
Ashtead Group PLC	2,679	74,053
Associated British Foods PLC	1,996	58,742
AstraZeneca PLC (United Kingdom)	7,013	605,880
Auto Trader Group PLC (b)	5,410	35,514
Aviva PLC	22,246	109,219
BAE Systems PLC	17,891	118,863
Barclays PLC	95,630	179,003
Barratt Developments PLC	5,088	39,922
Berkeley Group Holdings PLC	617	29,098
BHP Billiton PLC	11,730	279,685
BP PLC	112,176	742,240
British American Tobacco PLC (United Kingdom)	12,695	452,355
British Land Co. PLC	4,620	28,541
BT Group PLC	47,178	110,508
Bunzl PLC	1,899	49,652
Burberry Group PLC	2,096	57,581
Carnival PLC	844	38,097
Centrica PLC	28,548	26,281
Coca-Cola European Partners PLC	1,320	72,970
Compass Group PLC	8,849	223,884
Croda International PLC	738	42,074
Diageo PLC	13,393	558,491
Direct Line Insurance Group PLC	6,910	27,092
easyJet PLC	829	9,719
Evraz PLC	3,305	26,165
Fresnillo PLC	1,108	8,098
G4S PLC (United Kingdom)	7,747	18,046
GlaxoSmithKline PLC	27,504	568,808
Halma PLC	2,809	67,979
Hargreaves Lansdown PLC	1,452	37,081
HSBC Holdings PLC (United Kingdom)	110,966	888,670
Imperial Tobacco Group PLC	5,341	136,074
Informa PLC	7,135	75,836
InterContinental Hotel Group PLC	992	68,919
Intertek Group PLC	915	63,515
Investec PLC	3,393	19,402
ITV PLC	18,022	24,316
J Sainsbury PLC	8,816	21,037
John Wood Group PLC	3,417	22,065
Johnson Matthey PLC	1,122	43,868
Kingfisher PLC	10,601	28,622
Land Securities Group PLC	3,662	35,458
Legal & General Group PLC	33,656	107,152
Lloyds Banking Group PLC	396,857	256,720
London Stock Exchange Group PLC	1,753	141,255
Marks & Spencer Group PLC	12,827	32,240
Meggitt PLC	3,909	28,361
Melrose Industries PLC	27,319	62,110
Merlin Entertainments PLC (b)	3,523	19,344
Micro Focus International PLC	1,748	36,820
Mondi PLC	2,687	58,932
National Grid PLC	19,007	195,155
Next PLC	779	57,447
NMC Health PLC	485	14,592
Ocado Group PLC (a)	2,312	35,019
Pearson PLC	4,469	47,324
Persimmon PLC	1,620	39,579
Prudential PLC	14,424	296,763
Reckitt Benckiser Group PLC	3,918	302,874
RELX PLC (London Stock Exchange)	10,876	258,376
Rentokil Initial PLC	9,398	49,716
Rio Tinto PLC	6,317	356,730
Rolls-Royce Holdings PLC	9,552	99,841
Royal Bank of Scotland Group PLC	27,058	71,286
Royal Dutch Shell PLC:
Class A (United Kingdom)	24,421	769,152
Class B (United Kingdom)	20,793	656,748
RSA Insurance Group PLC	5,962	40,646
Sage Group PLC	6,180	54,112
Schroders PLC	617	22,307
Scottish & Southern Energy PLC	5,783	77,097
Segro PLC	6,262	58,195
Severn Trent PLC	1,204	29,503
Smith & Nephew PLC	4,872	110,296
Smiths Group PLC	1,981	39,557
Spirax-Sarco Engineering PLC	523	57,210
St. James's Place Capital PLC	2,718	32,525
Standard Chartered PLC (United Kingdom)	15,710	129,302
Standard Life PLC	14,140	51,381
Taylor Wimpey PLC	16,421	32,311
Tesco PLC	54,756	148,318
The Weir Group PLC	1,331	24,231
Unilever PLC	6,144	369,636
United Utilities Group PLC	3,457	33,153
Vodafone Group PLC	148,332	269,962
Whitbread PLC	739	40,648
WM Morrison Supermarkets PLC	11,975	28,346

TOTAL UNITED KINGDOM		12,035,052

TOTAL COMMON STOCKS
(Cost $75,881,618)		75,407,375

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	313	18,659
Fuchs Petrolub AG	347	13,421
Henkel AG & Co. KGaA	1,005	103,733
Porsche Automobil Holding SE (Germany)	853	55,911
Sartorius AG (non-vtg.)	197	40,432
Volkswagen AG	1,049	175,278

TOTAL GERMANY		407,434

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	35,469	18,852
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $420,212)		426,286
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.41% 9/12/19(c)
(Cost $99,722)	100,000	99,774
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund 2.43% (d)
(Cost $2,316,637)	2,316,174	2,316,637
TOTAL INVESTMENT IN SECURITIES - 97.8%
(Cost $78,718,189)		78,250,072
NET OTHER ASSETS (LIABILITIES) - 2.2%(e)		1,756,411
NET ASSETS - 100%		$80,006,483

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	44	Sept. 2019	$4,144,140	$(32,253)	$(32,253)

The notional amount of futures purchased as a percentage of Net Assets is 5.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $679,350 or 0.8% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,774.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes $27,258 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,824
Total	$20,824

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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